Foreign currency assets and liabilities (Tables)	12 Months Ended
Jun. 30, 2021
Schedule of foreign currency assets and liabilities
Items (1)	Amount (2)	Exchange rate (3)	06.30.21	06.30.20
Assets
Trade and other receivables
US Dollar	23.94	95.52	2,287	2,327
Euros	0.09	113.10	10	25
Trade and other receivables with related parties
US Dollar	0.37	95.72	35	6,674
Total trade and other receivables			2,332	9,026
Investments in financial assets
US Dollar	6.96	95.52	665	848
Investment in financial assets with related parties
US Dollar	67.42	95.72	6,453	8,209
Total investments in financial assets			7,118	9,057
Cash and cash equivalents
US Dollar	4.91	95.52	469	4,136
Total cash and cash equivalents			469	4,136
Total Assets			9,919	22,219
Liabilities
Trade and other payables
US Dollar	7.93	95.72	759	630
Euros	0.17	103.53	18	-
Trade and other payables with related parties
US Dollar	0.30	95.72	29	1
Total trade and other payables			806	631
Borrowings
US Dollar	383.17	95.72	36,677	55,882
Borrowings with related parties
US Dollar	3.51	95.72	336	-
Total borrowings			37,013	55,882
Derivative financial instruments
US Dollar	0.61	95.72	58	143
Total derivative financial instruments			58	143
Provisions
US Dollar	-	95.72	-	1
Total Provisions			-	1
Leases liabilities
US Dollar	8.17	95.72	782	796
Leases liabilities with related parties
US Dollar	0.06	95.72	6	-
Total leases liabilities			788	796
Total Liabilities			38,665	57,453